Employee Retirement and Severance Benefits (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (407,200)	¥ (296,262)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	976	814
Accrued pension and severance cost	(239,547)	(155,589)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	(238,571)	(154,775)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,346	9,986
Accrued expenses	(840)	(1,123)
Accrued pension and severance cost	(167,653)	(140,673)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	¥ (167,147)	¥ (131,810)